UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

7334 Spinnaker Street

Carlsbad, CA 92011

(Address of principal executive offices) (Zip code)

James J. Wang

P.O. Box 131104

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: (760) 602-0103

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCEANSTONE FUND

December 31, 2007

Oceanstone Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
13.48%
Net Cash *
18.92%
Consumer Goods
12.33%
Healthcare
10.24%
Industrial Goods
4.99%
Services
40.04%

*Net cash represents cash equivalents and other assets less liabilities.

	Oceanstone Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 81.08%

Communications Equipment, NEC - 4.33%
5,000	Telestone Technologies *	$ 32,850

Industrial Trucks, Tractors, Trailors & Stackers - 4.99%
380	Nacco Industries, Inc.	37,882

Jewelry, Precious Metal - 2.19%
2,000	Fuqi International, Inc.*	16,600

Motor Vehicles & Passenger Car - 4.80%
1,100	Honda Motor Ltd.	36,454

Poultry Slaughtering And Processing - 5.34%
1,200	Sanderson Farms, Inc.	40,536

Retail-Apparel & Accessory Stores - 3.75%
1,000	Jos.A. Bank Clothiers, Inc.*	28,450

Retail-Catalog & Mail-Order Houses - 4.02%
1,500	Systemax, Inc.	30,480

Retail-Family Clothing Stores - 4.35%
1,000	Buckle, Inc.	33,000

Retail-Grocery Stores - 5.02%
1,500	Ingles Markets, Inc.	38,085

Retail-Radio, Tv & Consumer Electronics Stores - 5.55%
800	Best Buy Co., Inc.	42,120

Retail-Variety Stores - 9.11%
1,200	Dollar Tree Stores, Inc.*	31,104
800	Wal-Mart Stores, Inc.	38,024
		69,128
Semiconductors & Related Devices - 4.52%
5,000	Kulicke & Soffa Industries*	34,300

Services-Prepackaged Software - 4.63%
1,600	Check Point Software*	35,136

Services-Social Services - 10.23%
4,000	Almost Family, Inc.*	77,720

Wholesale-Machinery, Equipment & Supplies - 8.25%
5,000	Willis Lease Financial Corp.*	62,700

TOTAL FOR COMMON STOCKS (Cost $631,350) - 81.08%		$ 615,441

SHORT TERM INVESTMENTS - 18.99%
144,170	Huntington Treasury Money Market IV 3.44% ** (Cost $144,170)	144,170

TOTAL INVESTMENTS (Cost $775,520) - 100.07%		$ 759,612

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%		- (567)

NET ASSETS - 100.00%		$ 759,045

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2007.
The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statement of Assets and Liabilities
December 31, 2007 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $775,520)	$ 759,612
Receivables:
Dividends and Interest	586
Total Assets	760,198
Liabilities:
Accrued Management Fees	1,153
Total Liabilities	1,153
Net Assets	$ 759,045

Net Assets Consist of:
Paid In Capital	$ 789,804
Accumulated Undistributed Net Investment Loss	(70)
Accumulated Undistributed Realized Loss on Investments	(14,781)
Unrealized Depreciation in Value of Investments	(15,908)
Net Assets, for 73,418 Shares Outstanding	$ 759,045

Net Asset Value Per Share	$ 10.34

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statement of Operations
For the six months ended December 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 1,677
Interest	2,234
Total Investment Income	3,911

Expenses:
Advisory Fees (Note 3)	7,034
Total Expenses	7,034

Net Investment Loss	(3,123)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	57,762
Net Change in Unrealized Depreciation on Investments	(49,345)
Realized and Unrealized Gain (Loss) on Investments	8,417

Net Increase in Net Assets Resulting from Operations	$ 5,294

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Period *
	Ended	Ended
	12/31/2007	6/30/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (3,123)	$ 436
Net Realized Gain on Investments	57,762	53,315
Unrealized Appreciation (Depreciation) on Investments	(49,345)	33,437
Net Increase (Decrease) in Net Assets Resulting from Operations	5,294	87,188

Distributions to Shareholders:
Net Investment Income	0	(170)
Realized Gains	(123,071)	0
Total Dividends and Distributions Paid to Shareholders	(123,071)	(170)

Capital Share Transactions (Note 5)	183,071	504,733

Total Increase in Net Assets	65,294	591,751

Net Assets:
Beginning of Period	693,751	102,000

End of Period (Including Undistributed Net Investment Loss of ($2,856)
and $0, respectively)	$ 759,045	$ 693,751

* For the period November 9, 2006 (commencement of investment operations) through June 30, 2007.
The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months	Period *
	Ended	Ended
	12/31/2007	6/30/2007

Net Asset Value, at Beginning of Period	$ 12.24	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.05)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.15	2.24
Total from Investment Operations	0.10	2.26

Distributions:
Net Investment Income	0.00	(0.02)
Realized Gains	(2.00)	(0.00)
Total from Distributions	(2.00)	(0.02)

Net Asset Value, at End of Period	$ 10.34	$ 12.24

Total Return ***	0.86%	22.61%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 759	$ 694
Ratio of Expenses to Average Net Assets ****	1.80%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	(0.79)%	0.20%
Portfolio Turnover	177.08%	146.05%

* For the period November 9, 2006 (commencement of investment operations) through June 30, 2007.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized
The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED)

Note 1. Organization

Oceanstone Fund, (the “Fund”) is a no-load, non-diversified, open-end investment company that was organized as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006.  The Trust is permitted to issue an unlimited number of no par shares of beneficial interest in the Fund. The Fund’s investment objective is to seek capital appreciation. The Fund’s principal investment strategy is to invest only in common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- The Fund’s assets are valued at the market value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price. When the market quotation of a stock is either not readily available or not reliable, the Adviser will determine the fair value of the stock in accordance with the guideline approved by the Fund’s Board of Trustees. As a general principle, the fair value of a stock is the price that the Fund may reasonably expect to receive for the stock upon its current sale.

Share Valuation- The price (net asset value) of the Fund’s shares is normally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Distributions to Shareholders- The Fund will distribute its net realized capital gains, if any, on an annual basis and substantially all of its net investment income in the form of dividends to its shareholders on an annual basis or more frequently at the discretion of the Fund. Distributions will be recorded on ex-dividend date.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

New Accounting Pronouncements - The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on July 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets up a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management is currently evaluating the impact of adoption of SFAS No. 157 will have on the Fund’s financial statements.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2007 (UNAUDITED)

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement (the “Agreement”) with Oceanstone Capital Management, Inc. (the “Advisor”) to furnish investment advisory and management services to the Fund.  Under this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.80%. The Advisor will pay all operating expenses of the Fund except for brokerage commissions, taxes, interest and management fees. For the period July 1, 2007 through December 31, 2007, the Adviser earned a fee of $7,034 from the Fund, of which the Fund owed the Adviser $1,153 as of December 31, 2007.

Note 4. Related Party Transactions

James J. Wang is the control person of the Adviser and also serves as a trustee and officer of the Trust. James Wang receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series. Paid in capital at December 31, 2007 was $789,804 representing 73,418 shares outstanding. Transactions in capital stock were as follows:

	Six months ended 12/31/2007		Year ended 6/30/2007
	Shares	Amount	Shares	Amount
Shares Sold	4,804	$60,000	46,472	$504,563
Shares issued in reinvestment of distributions	11,926	123,071	17	170
Shares redeemed	-	-	-	-
Net Increase	16,730	$183,071	46,489	$504,733

Note 6. Investment Transactions

For the period ended December 31, 2007, purchases and sales of investment securities other than U.S. Government obligations, short-term investments aggregated $1,362,690 and $1,357,595, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2007 was $775,520.

At December 31, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$24,548	($40,456)	$(15,908)

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Value
Accumulated Undistributed Net Investment Loss	($70)
Accumulate Undistributed Realized Loss	(14,781)
Unrealized depreciation on investments	(15,908)
$ (30,759)

The Fund paid a short term capital gain of $2.0014 per share for a total of $123,071 for the period ended December 31, 2007.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2007, the Fusion Group, Inc. Retirement Trust owns 70.57% of the Fund shares.

Oceanstone Fund
Expense Illustration
December 31, 2007 (Unaudited)

Expense Example

As a shareholder of the Oceanstone Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2007	December 31, 2007	July 1, 2007 to December 31, 2007

Actual	$1,000.00	$1,008.60	$9.11
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.13	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OCEANSTONE FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2007 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Rajendra Prasad, M.D. 1310 East Ocean Boulevard, #1401 Long Beach, CA 90802 1945	Trustee since 2006	Dr. Prasad is the founder and president of Prasad Growth Fund, a registered investment company, since 1998. Dr. Prasad is also a part-time practicing physician.
Jiangang Yang P.O. Box 131012 Carlsbad, CA 92013 1966	Trustee since 2007	Mr. Yang is the president of Fusion Group, Inc. since 2000.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
James J. Wang[1] PO Box 131104 Carlsbad, CA 92013 1963	Trustee, Treasurer, President and Chief Compliance Officer since 2006

Actively engaged in the management of his own personal accounts in stock markets. James Wang is the president, a director, and a shareholder of Oceanstone Capital Management, Inc., the Fund’s investment adviser.

1 James J. Wang is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

OCEANSTONE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2007 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 988-6290 to request a copy of the SAI or to make shareholder inquiries.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 988-6290.

Change of Auditors - Meyler & Company, LLC, One Arin Park, 1715 Highway 35, Middletown, NJ 07748, has been selected as the Fund’s independent auditor for fiscal year ending June 30, 2008. Sanville & Company, 1514 Old York Road, Abington, PA 19001, audited the Fund's financial statements for fiscal year ended June 30, 2007. There was no disagreement between the Fund and Sanville & Company on an accounting issue.

Board of Trustees

James J. Wang

Rajendra Prasad

Jiangang Yang

Investment Adviser

Oceanstone Capital Management, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Meyler & Company, LLC

This report is provided for the general information of the shareholders of the Oceanstone Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable

Item 3. Audit Committee Financial Expert.   Not applicable

Item 4. Principal Accountant Fees and Services.   Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Included in Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) Disclosure Controls & Procedures.  Principal executive and financial officer has concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in the Funds internal controls of other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b) EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By: /s/ James J. Wang

James J. Wang

President

Date:          03/03/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James J. Wang

James J. Wang

President

Date:          03/03/2008

By: /s/ James J. Wang

James J. Wang

Chief Financial Officer

Date:          03/03/2008